INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 9,295
Ending balance	6,931	$ 9,295
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,693	5,087
Additions	409	439
Acquisitions through business combinations		5,217
Dispositions	(3,182)	(1)
Assets reclassified as held for sale		(159)
Foreign currency translation	243	110
Ending balance	8,163	10,693
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,398)	(861)
Amortization and impairment expense	(711)	(561)
Dispositions	929	2
Assets reclassified as held for sale		29
Foreign currency translation	(52)	(7)
Ending balance	(1,232)	(1,398)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,095
Ending balance	2,411	2,095
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,432	2,054
Additions	249	256
Acquisitions through business combinations		0
Dispositions	(3)	(1)
Assets reclassified as held for sale		(19)
Foreign currency translation	203	142
Ending balance	2,881	2,432
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(337)	(237)
Amortization and impairment expense	(85)	(96)
Dispositions	0	2
Assets reclassified as held for sale		10
Foreign currency translation	(48)	(16)
Ending balance	(470)	(337)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,097
Ending balance	3,261	4,097
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	4,407	374
Additions	0	0
Acquisitions through business combinations		4,185
Dispositions	(807)	0
Assets reclassified as held for sale		(140)
Foreign currency translation	21	(12)
Ending balance	3,621	4,407
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(310)	(115)
Amortization and impairment expense	(291)	(217)
Dispositions	240	0
Assets reclassified as held for sale		19
Foreign currency translation	1	3
Ending balance	(360)	(310)
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,138
Ending balance	700	2,138
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,813	2,004
Additions	112	114
Acquisitions through business combinations		710
Dispositions	(1,937)	0
Assets reclassified as held for sale		0
Foreign currency translation	5	(15)
Ending balance	993	2,813
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(675)	(466)
Amortization and impairment expense	(288)	(214)
Dispositions	669	0
Assets reclassified as held for sale		0
Foreign currency translation	1	5
Ending balance	(293)	(675)
Brands and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	581
Ending balance	222	581
Brands and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	592	297
Additions	0	0
Acquisitions through business combinations		295
Dispositions	(346)	0
Assets reclassified as held for sale		0
Foreign currency translation	0	0
Ending balance	246	592
Brands and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(11)	0
Amortization and impairment expense	(19)	(11)
Dispositions	6	0
Assets reclassified as held for sale		0
Foreign currency translation	0	0
Ending balance	(24)	(11)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	384
Ending balance	337	384
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	449	358
Additions	48	69
Acquisitions through business combinations		27
Dispositions	(89)	0
Assets reclassified as held for sale		0
Foreign currency translation	14	(5)
Ending balance	422	449
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(65)	(43)
Amortization and impairment expense	(28)	(23)
Dispositions	14	0
Assets reclassified as held for sale		0
Foreign currency translation	(6)	1
Ending balance	$ (85)	$ (65)